Fair value of financial instruments - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) independent_division	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Fair value of financial instruments [Abstract]
Number of independent divisions | independent_division	2
Amount of CVA	€ 293	€ 351	€ 237
Change in CVA (as a percent)	16.50%	(48.00%)	41.90%
Amount of DVA	€ 330	€ 364	€ 162
Change in DVA (as a percent)	(9.30%)	125.00%	(30.40%)
Gain (loss) recognized in profit and loss	€ 404	€ (90)	€ 73